CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock
Beginning balance at Dec. 31, 2017	$ 231,516		$ 268	$ 166,823	$ 64,425
Beginning balance (in shares) at Dec. 31, 2017			26,847,458
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	3,469			3,469
Vesting of restricted shares (in shares)			123,888
Vesting of restricted shares	0		$ 2	(2)
Purchase of treasury stock (in shares)			(112,358)
Purchase of treasury stock	(2,769)						$ (2,769)
Net income (loss)	7,787				7,787
Ending balance (in shares) at Dec. 30, 2018			26,858,988
Ending balance at Dec. 30, 2018	240,059		$ 270	170,290	72,268		(2,769)
Increase (Decrease) in Stockholders' Equity
Retained earnings (accumulated deficit)		$ 56				$ 56
Stock-based compensation	2,844			2,844
Vesting of restricted shares (in shares)			134,746
Vesting of restricted shares	$ (1)		$ 1	(2)
Purchase of treasury stock (in shares)	(1,381,137)		(1,381,137)
Purchase of treasury stock	$ (14,282)						(14,282)
Net income (loss)	$ (84,386)				(84,386)
Ending balance (in shares) at Dec. 29, 2019	25,612,597		25,612,597
Ending balance at Dec. 29, 2019	$ 158,236		$ 271	173,132	1,884		(17,051)
Increase (Decrease) in Stockholders' Equity
Retained earnings (accumulated deficit)	1,884	$ 14,002				$ 14,002
Stock-based compensation	3,484			3,484
Vesting of restricted shares (in shares)			180,552
Vesting of restricted shares	$ 0		$ 2	(2)
Purchase of treasury stock (in shares)	(500,000)		(500,000)
Purchase of treasury stock	$ (3,728)						(3,728)
Net income (loss)	$ (10,211)				(10,211)
Ending balance (in shares) at Jan. 03, 2021	25,293,149		25,293,149
Ending balance at Jan. 03, 2021	$ 147,781		$ 273	$ 176,614	$ (8,327)		$ (20,779)
Increase (Decrease) in Stockholders' Equity
Retained earnings (accumulated deficit)	$ (8,327)